Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Kang Fu, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. Kang Fu is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2024, 2023 and 2022.

PRC

Provisions for income tax are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$	US$	US$
Provisions for current income tax	3,431,459	3,828,207	4,713,543
Deferred income tax benefit	(642,635)	(370,474)	-
Total	2,788,824	3,457,733	4,713,543

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2024, 2023 and 2022, respectively:

	2024	2023	2022
	US$	US$	US$
Income before income tax provision	13,626,131	15,048,773	18,129,648
Tax at the PRC EIT tax rates	3,406,532	3,762,193	4,532,412
Effect of preferential tax	(574,656)	(554,322)	(774,299)
Change in valuation allowance	335,175	487,037	37,169
Tax effect of non-deductible expenses	485,798	451,154	1,660,869
Tax effect of R&D expenses additional deduction*	(864,025)	(688,329)	(742,608)
Income tax expense	2,788,824	3,457,733	4,713,543

*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.

Under the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%.

Huadong was granted a High and New Technology Enterprise (“HNTE”) certificate and received a preferential tax rate of 15% for a three-year validity period from November 30, 2016 and the HNTE certificate was renewed on December 22, 2022 with a three-year validity period. Thus, Huadong will remain eligible for a 15% preferential tax rate through December 31, 2025.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax on dividends distributed by a FIE to its immediate holding company outside of the PRC. Kang Fu, which is the parent of Huada, Yada and Huadong, is therefore subject to a maximum withholding tax of 10% on dividends distributed by Huada, Yada and Huadong. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2024, the Company has determined that the undistributed earnings in Huada, Yada and Huadong will be re-invested into the subsidiary for the expansion of the Company’s business in mainland China and hence the remittance of the dividends will be postponed indefinitely.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions.